SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through May_ , 2021, the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.